CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net Income	$ 46,643	$ 98,711	$ 15,101
Reconciliation of Net Income to Net Cash Provided by Operating Activities
Depreciation Expense	56,151	51,397	50,421
Impairment Loss on Vessels	0	0	314
Gain on Disposal of Vessels	0	0	(6,005)
Drydock Expenditure	(1,874)	(9,497)	(8,215)
Amortization of Deferred Finance Costs	850	1,447	3,589
Share-based Compensation	1,847	2,203	476
Other, net	(590)	(150)	84
Changes in Operating Assets and Liabilities
Accounts Receivables	10,065	(5,813)	(11,100)
Inventory	9,252	(5,753)	(4,558)
Prepaid Expenses and Other Current Assets	(2,763)	2,558	(2,694)
Accounts Payable and Accrued Liabilities	3,970	(8,477)	230
Voyages in Progress	4,607	12,819	(13,509)
Net Cash Provided by Operating Activities	128,158	139,445	24,134
Cash Flows from Investing Activities
Investment in Vessels	(870)	(73,526)	(5,116)
Investment in other Fixed Assets	(1,750)	(144)	0
Investment in Newbuilds	0	0	(90,301)
Sale of Vessels	0	0	81,074
Net Cash Used In Investing Activities	(2,620)	(73,670)	(14,343)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	8,932	0	49,096
Repurchase of Equity Awards	(3,547)	0	0
Proceeds from Vessel Financing	0	54,000	88,000
Repayment of Vessel financing	(20,662)	(14,671)	(11,476)
Repayments on Borrowing Facility	(12,079)	(44,549)	(93,933)
Transaction Costs Borrowing Facilities	0	(669)	0
Dividends Distributed	(87,695)	(89,783)	(22,682)
Net Cash Provided by / (Used In) Financing Activities	(115,051)	(95,672)	9,005
Net Increase / (Decrease) in Cash, Cash Equivalents, and Restricted Cash	10,487	(29,897)	18,796
Cash, Cash Equivalents, and Restricted Cash at Beginning of Year	33,361	63,302	44,648
Effect of Exchange Rate Changes on Cash and Cash Equivalents	536	(44)	(142)
Cash, Cash Equivalents, and Restricted Cash at End of Year	44,384	33,361	63,302
Supplemental Disclosure of Cash Flow information
Cash and Cash Equivalents	39,177	31,078	59,583
Restricted Cash	5,207	2,283	3,719
Total Cash, Cash equivalents and Restricted Cash Shown in the Statement of Cash Flows	44,384	33,361	63,302
Cash Paid for Taxes	10	23	59
Cash Paid for Interest, Net of Amounts Capitalized	$ 29,890	$ 29,040	$ 23,455